DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Beginning balance	24,208	19,580	2,848
Received during the year	—	—	—
Recognized as income during the year	(4,628)	(3,534)	(514)

Total balance of deferred government grant	19,580	16,046	2,334
Less: current portion	13,000	1,696	247

Balance of non-current deferred government grant	6,580	14,350	2,087